Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of income and comprehensive income - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Comprehensive income (loss)	$ (3,844)	$ 1,990	$ 5,547	$ 1,647	$ (132)	$ 1,696	$ 7,537	$ 1,564	$ 3,693	$ 3,211	$ 69,501	$ 5,434
Less: income (loss) attributable to the noncontrolling interest	(103)	384	1,011	348	4	181	1,395	185	1,292	533	$ 1,559	1,089
Comprehensive income (loss) attributable to Tattooed Chef, Inc. stockholders	(3,741)	1,606	4,536	1,299	(136)	1,515	6,142	1,379	2,401	2,678		4,345
As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Comprehensive income (loss)	(3,844)	1,990	5,547	1,647	(132)	1,696	7,537	1,564	3,693	3,211		5,434
Less: income (loss) attributable to the noncontrolling interest	57	45	(11)	(4)	1	4	34	5	91	1		7
Comprehensive income (loss) attributable to Tattooed Chef, Inc. stockholders	(3,901)	1,945	5,558	1,651	(133)	1,692	7,503	1,559	3,602	3,210		5,427
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Less: income (loss) attributable to the noncontrolling interest	(160)	339	1,022	352	3	177	1,361	180	1,201	532		1,082
Comprehensive income (loss) attributable to Tattooed Chef, Inc. stockholders	$ 160	$ (339)	$ (1,000)	$ (352)	$ (3)	$ (177)	$ (1,361)	$ (180)	$ (1,201)	$ (532)		$ (1,082)